Document and Entity Information	May 31, 2022
Prospectus:
Document Type	497
Document Period End Date	May 31, 2022
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2023
Document Effective Date	Feb. 01, 2023
Prospectus Date	Sep. 28, 2022